Sohu.com Limited Shareholders' Equity (Sohu Management Sogou Share Option Arrangement, Share Option Activity) (Details) - Sogou [Member] - Sohu Management Sogou Share Option Arrangement [Member] - Share Options [Member] - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding, Beginning balance		9
Number of Shares, Granted		0
Number of Shares, Exercised		0
Number of Shares, Forfeited or expired		0
Number of Shares, Outstanding, Ending balance		9	9
Number of Shares, Vested, Ending balance		9
Number of Shares, Exercisable, Ending balance		9
Weighted Average Exercise Price, Outstanding, Beginning balance		$ 0.001
Weighted Average Exercise Price, Outstanding, Ending balance		0.001	$ 0.001
Weighted Average Exercise Price, Vested, Ending balance		0.001
Weighted Average Exercise Price, Exercisable, Ending balance		$ 0.001
Weighted Average Remaining Contractual Life (Years), Outstanding, Beginning balance		5 years 4 months 17 days	6 years 4 months 17 days
Weighted Average Remaining Contractual Life (Years), Outstanding, Ending balance		5 years 4 months 17 days	6 years 4 months 17 days
Weighted Average Remaining Contractual Life (Years), Vested, Ending balance		5 years 4 months 17 days
Weighted Average Remaining Contractual Life (Years), Exercisable, Ending balance		5 years 4 months 17 days
Aggregate Intrinsic Value, Outstanding, Ending balance	[1]	$ 41
Aggregate Intrinsic Value, Vested, Ending balance	[1]	41
Aggregate Intrinsic Value, Exercisable, Ending balance	[1]	$ 41
Class A Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing price		$ 4.55
ADS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing price		$ 4.55

[1]	The aggregate intrinsic values in the preceding table represent the difference between the closing price of $4.55 per Sogou ADS (each representing one Class A Ordinary Share) on December 31, 2019 and the exercise prices of the options.